Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our policy with respect to the timing of annual equity award grants for all eligible employees, including the NEOs, is to grant equity awards at the Committee’s regularly scheduled meeting during the first quarter of each year. Equity awards granted to new hires and other off-cycle grants are generally effective on the first trading day of the quarter following the hire or approval date. It is our policy not to time the granting of equity awards, including stock option awards, during periods in which there is material nonpublic information about our company.
Award Timing Method	Our policy with respect to the timing of annual equity award grants for all eligible employees, including the NEOs, is to grant equity awards at the Committee’s regularly scheduled meeting during the first quarter of each year. Equity awards granted to new hires and other off-cycle grants are generally effective on the first trading day of the quarter following the hire or approval date. It is our policy not to time the granting of equity awards, including stock option awards, during periods in which there is material nonpublic information about our company.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is our policy not to time the granting of equity awards, including stock option awards, during periods in which there is material nonpublic information about our company.